Astor Active Income ETF Fund
Fund Summary: Astor Active Income ETF Fund
Investment Objective
The Fund primarily seeks income
and secondarily seeks capital preservation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Active Income ETF Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor Active Income ETF Fund		Class A Shares	Class C Shares
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		27.44%	27.44%
Acquired Fund Fees and Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses		28.75%	29.50%
Fee Waiver and Reimbursement	[2]	(27.49%)	(27.49%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.26%	2.01%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2014 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.90% and 1.65%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Astor Active Income ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	597	5,010	7,575	10,220
Class C Shares	204	4,883	7,550	10,218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds (“ETFs”), in addition to index-based mutual funds (“Underlying Funds”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers. While the percentage invested in each asset class will change over time, the Fund invests primarily in fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The adviser seeks to achieve the Fund’s investment objective by managing interest rate risk, credit risk and by diversifying among securities that are not expected to have returns that are highly correlated to each other or the equity and fixed income markets in general. The adviser uses an active strategy based on a proprietary macroeconomic model and investment philosophy to select ETFs and Underlying Funds that it believes have the potential to generate income and positive returns in the given economic environment. The adviser analyzes indicators relating to interest rate policy and yield curve movement, as well as economic data. Economic data inputs include: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions. The adviser uses these indicators and economic inputs to determine, what the adviser believes is, the current phase of the economic and interest rate cycles. Once the structure of these cycles is identified, the adviser allocates assets and rebalances the Fund’s investment portfolio with the goal of achieving an attractive current yield with the appropriate risk-balanced position.

The adviser anticipates rebalancing the Fund’s portfolio based upon the adviser’s determination of changes in the economic and interest rate cycles, as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide income. During economic contractions, the adviser will utilize defensive positioning, by decreasing portfolio allocations to credit risk and actively managing interest rate risk exposures.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1) Alternative and Specialty Assets Risks. The Fund may purchase ETFs and Underlying Funds that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund. Inverse ETFs limit the Fund’s participation in market gains.

(2) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(3) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4) ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5) Fixed-Income Risk. When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(6) Inverse Risk. The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorim.com or by calling (877) 738-0333.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	9/30/12	2.49%
Worst Quarter:	3/31/12	(0.30)%
The Fund’s Class A year-to-date return as of September 30, 2013, was (0.73)%
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Astor Active Income ETF Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	0.05%	0.93%	Sep. 30, 2011
Class A Shares Return after taxes on distributions		(0.67%)	0.25%
Class A Shares Return after taxes on distributions and sale of Fund shares		0.05%	0.41%
Class C Shares	Return before taxes	3.08%	4.72%
Barclays Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)		9.37%	7.15%

The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for Class C shares will vary.

Astor Long/Short ETF Fund
Fund Summary: Astor Long/Short ETF Fund
Investment Objective
The Fund seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares in the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Long/Short ETF Fund	Class A shares	Class C shares	Class I shares	Class R shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses1 Astor Long/Short ETF Fund		Class A shares	Class C shares	Class I shares	Class R shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		0.93%	0.93%	0.93%	0.93%
Acquired Fund Fees and Expenses		0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		2.49%	3.24%	2.24%	2.49%
Fee Waiver	[1]	(0.68%)	(0.68%)	(0.68%)	(0.68%)
Total Annual Fund Operating Expenses After Fee Waiver		1.81%	2.56%	1.56%	1.81%
[1]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2014 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.25%, 1.50%, 2.25% and 1.50% for Class I, Class R, Class C and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Astor Long/Short ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	650	1,152	1,679	3,118
Class C shares	259	935	1,634	3,494
Class I shares	159	635	1,138	2,522
Class R shares	184	711	1,264	2,775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests predominantly in exchange-traded funds (“ETFs”), in addition to index-based mutual funds (“Underlying Funds”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts (“REITs”), as well as inverse ETFs (ETFs designed to produce returns that are opposite to those of the index to which they are linked). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in securities of large capitalization domestic issuers. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

National Asset Management, Inc., (dba Astor Investment Management) the Fund’s investment adviser, (the “Adviser”) uses a tactical asset allocation strategy based on a proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

The model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions to determine what the adviser believes is the current phase of the business cycle. Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund’s investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The Adviser anticipates rebalancing the Fund’s portfolio based upon the Adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs and Underlying Funds linked to broad market indices, such as the Standard & Poor’s 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and Underlying Funds and alternative/specialty ETFs and Underlying Funds as well as ETFs with inverse market exposure. Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends. Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index. Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general. These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1) Alternative and Specialty Assets Risks. The Fund may purchase ETFs and Underlying Funds that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currency exchange rates and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund. Inverse ETFs limit the Fund’s participation in market gains.

(2) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF or Underlying Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(3) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs and Underlying Funds. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(4) ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(5) Fixed-Income Risk. When the Fund invests in fixed-income ETFs or Underlying Funds, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(6) Inverse Risk. The Fund engages in hedging activities by investing in inverse ETFs. Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(7) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

(8) Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above100% annually.

Performance

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of its benchmark and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorim.com or by calling (877) 738-0333.

Class I Annual Total Return (Years ended December 31)

Best Quarter:	9/30/10	9.34%
Worst Quarter:	9/30/11	(8.74)%
The Fund's Class I year-to-date return as of September 30, 2013 was 6.63%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Astor Long/Short ETF Fund		Label	One Year	Since Inception		Inception Date
Class I shares		Return before taxes	1.52%	1.07%		Oct. 19, 2009
Class I shares Return after taxes on distributions			1.43%	0.79%
Class I shares Return after taxes on distributions and sale of Fund shares			1.11%	0.80%
Class R shares		Return before taxes	1.30%	0.85%		Oct. 19, 2009
Class C shares		Return before taxes	(0.39%)	(0.42%)	[1]	Mar. 12, 2010
Class A shares		Return before taxes	(3.44%)	(2.91%)	[2]	Nov. 30, 2011
S&P 500® Index	[3]		16.00%	10.85%
Barclays Aggregate Bond Index	[4]		(1.90%)	1.74%
Blended Benchmark	[5]		11.31%	8.84%
HFRI Macro (Total) Index	[6]		(0.06%)	4.36%
[1]	Class C shares commenced operations on March 12, 2010.
[2]	Class A shares commenced operations on November 30, 2011.
[3]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. Investors cannot directly invest in an index.
[4]	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[5]	The Blended Benchmark is composed of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[6]	The HFRI Macro (Total) Index is an unmanaged, equal-weighted composite of funds listed in the HFRI Database having either $50 million or greater in assets or a 12-month track record. HFRI is a registered trademark of Hedge Fund Research, Inc. The HFRI Macro (Total) Index performance is rebalanced monthly and calculated net of all fees. The Adviser believes a regression of the portfolio's historical returns versus the HFRI Total Macro Index exhibits a much stronger correlation profile than the 60%/40% Blend or the S&P 500 Index through various market cycles. The Adviser believes the benchmark change will help clients in their assessment of how their performance matches against other managers using similar portfolio management tactics. The performance of the benchmark is shown for comparison because the Adviser utilizes a strategy in which investment decisions are based upon analysis of fundamental macroeconomic variables that have an impact on equity, fixed income, currency, commodity, and other markets. The Adviser believes the benchmark change will help clients in their assessment of how their performance matches against other managers using similar portfolio management tactics. The performance of the benchmark is shown for comparison because the Adviser utilizes a strategy in which investment decisions are based upon analysis of fundamental macroeconomic variables that have an impact on equity, fixed income, currency, commodity, and other markets. The index performance is rebalanced monthly and calculated net of all fees.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class I shares, and after-tax returns for other classes will vary.

Astor S.T.A.R. ETF Fund
Fund Summary: Astor S.T.A.R. ETF Fund
Investment Objective
The Fund seeks capital appreciation with less volatility than the equity market in general.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information is available from your financial professional and in the section entitled How to Purchase Shares of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor S.T.A.R. ETF Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor S.T.A.R. ETF Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.12%	1.12%	1.12%
Acquired Fund Fees and Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		2.98%	3.73%	2.73%
Fee Waiver and Reimbursement	[2]	(0.87%)	(0.87%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.11%	2.86%	2.35%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. Acquired Fund Fees and Expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until November 30, 2014 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 0.90% and 1.65%, for Class A and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Astor S.T.A.R. ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	679	1,275	1,895	3,559
Class C Shares	289	1,061	1,852	3,920
Class I Shares	238	811	1,411	3,033

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Sector Tactical Asset Rotation (S.T.A.R.) ETF Fund (the “Fund”) invests predominantly in exchange-traded funds (“ETFs”), in addition to index-based mutual funds (“Underlying Funds”) that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents. Where possible, the Fund intends to invest primarily in the universe of ETFs offered by First Trust Portfolios, L.P., including the AlphaDEX® line of ETFs. However, it may invest in ETFs offered by other firms where First Trust Portfolios, L.P. does not offer an ETF to meet the Fund’s current allocation strategy, or the portfolio managers otherwise select an alternate ETF to match the current allocation strategy. The Fund defines equity securities to include ETFs and Underlying Funds that invest primarily in equity securities, such as common and preferred stocks. The Fund defines fixed-income securities to include ETFs and Underlying Funds that invest primarily in fixed-income securities, such as bonds, notes and debentures. The Fund defines alternative and specialty securities to include, ETFs and Underlying Funds that invest in commodities, foreign currencies and real estate investment trusts (“REITs”). Pursuant to the Fund’s principal investment strategies, the Fund invests its assets across multiple asset classes by investing in ETFs and Underlying Funds that each invest primarily in domestic issuers of varying market capitalizations. While the percentage invested in each asset class will change over time, the Fund invests primarily in equity securities and fixed income securities (as defined above). With respect to fixed income securities, the Fund invests primarily in those rated BBB- or higher by Standard and Poor’s Rating Group or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.

The Fund is named to reflect its investment strategy–“sector tactical asset rotation” or S.T.A.R. The Fund’s adviser seeks capital appreciation and below-market return volatility through a tactical asset allocation strategy based on its proprietary macroeconomic model and investment philosophy to select assets that it believes have the potential to generate positive returns in the given economic environment.

To facilitate the rotation of assets in the relevant sectors, the Fund intends to invest a substantial amount of its assets in the ETFS offered by First Trust Portfolios, L.P. including the AlphaDEX® line of ETFs.

The Adviser’s investment model and philosophy analyze economic data inputs including: (1) employment, (2) output (through gross domestic product or GDP), and (3) overall market conditions. The Adviser uses these economic inputs to determine, what the adviser believes to be, the current phase of the business cycle: (i) expansion, (ii) peak, (iii) contraction or (iv) trough. Once the current phase of the business cycle is identified, the adviser tactically allocates assets among various sectors and rebalances the Fund’s investment portfolio with the goal of achieving capital appreciation and relatively low return volatility throughout all phases of the business cycle.

The Adviser anticipates rebalancing the Fund’s portfolio based upon the Adviser’s determination of changes in the economic cycle as well as other proprietary indicators. By using economic cycle-driven rebalancing (rotation), the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs or Underlying Funds linked to broad market indices, such as the Standard & Poor’s 500 Index. During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs or Underlying Funds and alternative/specialty ETFs or Underlying Funds. Alternative or specialty ETFs and Underlying Funds are selected to provide positive returns that are non-correlated to the equity market in general. These may include ETFs and Underlying Funds linked to commodities, such as oil or gold, as well as ETFs and Underlying Funds focused on specific industries such as real estate, or focused on specific economic segments.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds and ETFs.

(1) First Trust AlphaDEX® Fund Risk. The Fund may to invest in ETFs sponsored by First Trust Portfolios, L.P., where available. The adviser and First Trust Portfolios, L.P. have entered into a reciprocal license agreement, which may present a conflict of interest by creating an incentive for the adviser to select First Trust ETFs when other ETFs may also be considered suitable for investment purposes within the S.T.A.R. Program. While the adviser has determined such family of ETFs to provide appropriate investment opportunities across the various sectors to deploy its asset allocation strategy, First Trust ETFs may have management fees or expenses which are higher than alternative ETFs the portfolio managers may have selected.

(2) Alternative and Specialty Assets Risks. The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

(3) Credit Risk. Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- by Standard & Poor’s Ratings Group or another NRSRO.

(4) Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(5) ETF and Underlying Fund Risk. ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs or Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

(6) Fixed-Income Risk. When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers will also harm performance.

(7) Management Risk. The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(8) Small and Medium Capitalization Company Risk. Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A and Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.astorim.com or by calling (877) 738-0333.

Class A Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

Best Quarter:	3/31/12	4.97%
Worst Quarter:	6/30/12	(2.84)%
The Fund’s Class A year-to-date return as of September 30, 2013, was 16.86%
Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Astor S.T.A.R. ETF Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	5.54%	5.65%	Sep. 30, 2011
Class A Shares Return after taxes on distributions		5.16%	5.30%
Class A Shares Return after taxes on distributions and sale of Fund shares		3.60%	4.60%
Class C Shares	Return before taxes	8.86%	9.66%	Sep. 30, 2011
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		9.37%	7.15%

The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the S&P 500® Index does not reflect any fees or expenses. You cannot invest directly in an index and unmanaged index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Class A shares and after-tax returns for Class C shares will vary.